Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	May 20, 2016	Jul. 31, 2015	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2016	Aug. 10, 2015	Jul. 30, 2012
Significant Accounting Policies [Line Items]
Ownership percentage			50.00%		50.00%
Allowance for doubtful accounts			$ 10,200		$ 10,200	$ 7,100
Notes receivable, total			2,900		2,900
Notes receivable, current			$ 200		$ 200
Notes receivable interest rate			3.50%		3.50%
Notes Receivable basis spread on Prime rate					3.90%
Notes receivable, maturity period					2017-03
Depreciable assets					$ 84,200	69,700	$ 67,300
Basis of valuation					Property, plant and equipment are stated at cost
Depreciation method					straight-line basis over the estimated useful lives
Impairment of Intangible Assets			$ 6,600	$ 28,400	$ 34,999
Reduction of prepaid sand liability			10,700		10,658
Intangible Assets, Amortization Expense					12,911	$ 5,700	$ 1,700
Amortization expense, expected, for fiscal years 2017			3,400		3,400
Amortization expense, expected, for fiscal years 2018			3,000		3,000
Amortization expense, expected, for fiscal years 2019			3,000		3,000
Amortization expense, expected, for fiscal years 2020			2,000		2,000
Amortization expense, expected, for fiscal years 2021			1,200		$ 1,200
Number of additional shares authorized to be repurchased									6,782,700
Outstanding authorization shares									7,500,000
Repurchase of shares					1,894,000	0	0
Shares repurchased average price					$ 65.24
Freight costs as cost of goods sold					$ 139,500	$ 124,000	$ 113,100
Accumulated other comprehensive loss			11,409		11,409	12,067
Net of income taxes for accumulated other comprehensive loss					6,800
Interest payments					16,900	15,100	17,000
Net payments made for federal and state income taxes					63,900	78,300	41,700
Maintenance and repair expenses					$ 95,100	$ 86,700	$ 77,400
Stock options excluded from computation of diluted earnings per share					688,420	285,267	146,696
Stock options, average exercise price per share					$ 80.51	$ 82.72	$ 65.12
Accounting Standards Update 2015-17 [Member]
Significant Accounting Policies [Line Items]
Reclassification from current assets to long-term liabilities			2,300		$ 2,300
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Repurchase of shares	230,000
Shares repurchased average price	$ 69.80
Stock repurchase remaining number of shares authorized to be repurchased	5,376,000
Skyway Plant [Member]
Significant Accounting Policies [Line Items]
Approximate increase in goodwill during period		$ 1,400
Sand [Member]
Significant Accounting Policies [Line Items]
Customer advances						$ 12,700				$ 15,000
Date of contract termination					Jun. 30, 2016
Sand [Member] | Scenario Forecast [Member]
Significant Accounting Policies [Line Items]
Forfeited customer advances								$ 2,000
Sand [Member] | Other Long-term Liabilities [Member]
Significant Accounting Policies [Line Items]
Customer advances			2,000		$ 2,000
Customer Contracts And Relationships [Member]
Significant Accounting Policies [Line Items]
Impairment of Intangible Assets					34,999
Intangible Assets, Net			10,633		10,633	56,066
Intangible Assets, Amortization Expense					11,634
Customer Contracts And Relationships [Member] | Skyway Plant [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible assets acquired		$ 1,200
Oil and Gas Proppants [Member]
Significant Accounting Policies [Line Items]
Forfeited customer advances			10,700		10,700
Reduction of prepaid sand liability					10,700
Oil and Gas Proppants [Member] | Customer Contracts And Relationships [Member]
Significant Accounting Policies [Line Items]
Intangible Assets, Net			5,600		5,600
Notes Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts			$ 300		$ 300	$ 300